34. ASSETS AS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions		12 Months Ended
	Jul. 17, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 23, 2018
Disclosure of assets and liabilities classified as held for sale [line items]
Number of shares sold (in shares)		1,258,841,654	1,458,752,601	1,258,841,654	199,910,947
Share price		R$ 5.00			R$ 5.00
Gain on disposal of assets		R$ 998	R$ 893
Capital gain on assets		72
Estimated costs for the sale		29
Dividends declared		364
Disposal of control		224
Light [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Dividends declared		R$ 73
Bottom Of Range [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Voting rights percentage		22.58%
Top of Range [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Voting rights percentage		49.99%
Initial Public Offering [Member]
Disclosure of assets and liabilities classified as held for sale [line items]
Number of shares sold (in shares)	33,333,333
Proceeds from issuance of shares	R$ 625
Share price	R$ 18.75